INCOME TAX BENEFIT	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAX BENEFIT	INCOME TAX BENEFIT
The Predecessor was domiciled in the Cayman Islands. Following the Business Combination, the Company, domiciled in the Bailiwick of Jersey, is subject to taxation in the U.S. and various states jurisdictions. ASC Topic 740, Income Taxes (“ASC 740”) indicates that the federal statutory income tax rate of a foreign reporting entity be used when preparing the rate reconciliation disclosure. As such, the Company and its wholly-owned subsidiaries use the statutory income tax rate in the Bailiwick of Jersey for the Successor Period and the Cayman Islands for the Predecessor Period, which was 0%. The Company’s consolidated pretax income (loss) for the period from July 28 to December 31, 2022 (Successor Period), the period from January 1 to July 27, 2022 (Predecessor Period), the year ended December 31,
2021 (Predecessor Period) and the year ended December 31, 2020 (Predecessor Period) were generated by domestic and foreign operations as follows:

	Period from July 28 to December 31, 2022	Period from January 1 to July 27, 2022	Year ended December 31, 2021	Year ended December 31, 2020
			(As Restated)	(As Restated)
(In thousands)	Successor	Predecessor
Loss before income taxes:
United States	$(125,281)	$(17,676)	$(15,320)	$(13,243)
Foreign	(1,079)	(3,268)	5,346	7,479
Total	$(126,360)	$(20,944)	$(9,974)	$(5,764)
The provision for income taxes for the period from July 28 to December 31, 2022 (Successor Period), the period from January 1 to July 27, 2022 (Predecessor Period), the year ended December 31, 2021 (Predecessor Period) and the year ended December 31, 2020 (Predecessor Period) consisted of the following:

	Period from July 28 to December 31, 2022	Period from January 1 to July 27, 2022	Year ended December 31, 2021	Year ended December 31, 2020
			(As Restated)	(As Restated)
(In thousands)	Successor	Predecessor
Current provision (benefit):
Federal	$—	$—	$—	$(363)
State	20	19	58	(19)
Foreign	—	4	170	32
	20	23	228	(350)
Deferred (income) expense:
Federal	(4,557)	38	7,597	(2,473)
State	(1,266)	52	1,777	(571)
Foreign	—	—	—	—
	(5,823)	90	9,374	(3,044)
Net income tax (benefit) provision	$(5,803)	$113	$9,602	$(3,394)
The components of income tax expense related to the following:

	Period from July 28 to December 31,	Period from January 1 to July 27,	Year ended December 31,	Year ended December 31,
	2022	2022	2021	2020
			(As Restated)	(As Restated)
	Successor	Predecessor
Income tax benefit at Bailiwick of Jersey for Successor and Income tax benefit at Cayman Islands for Predecessor statutory rate	—%	—%	—%	—%
U.S./foreign tax rate differential	20.7%	17.7%	30.5%	47.7%
State income tax benefit, net of federal benefit	2.4%	1.4%	1.8%	8.2%
Permanent Items	0.2%	(0.1)%	(0.2)%	(1.5)%
Noncontrolling interest	(1.1%)	0.0%	0.0%	0.0%
Change in valuation allowance	(6.1%)	(16.9%)	(141.0%)	0.0%
Transaction bonuses	—%	8.6%	—%	—%
Transaction costs	—%	(11.3)%	—%	—%
PPP Loan forgiveness	—%	—%	14.4%	—%
True-Ups	—%	—%	(1.8)%	1.1%
Tax credits	—%	—%	—%	3.4%
Goodwill impairment	(11.4)%	—%	—%	—%
Total income tax (benefit) expense	4.6%	(0.6)%	(96.3)%	58.9%
As of each reporting date, the Company considers new evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. As part of the Business Combination, the Company determined that there was sufficient positive evidence to conclude that it was more likely than not that additional deferred taxes of $28.1 million would be realizable through the reversal of existing deferred tax liabilities listed below. It therefore reduced the valuation allowance accordingly. As of December 31, 2022, a valuation allowance of $7.9 million has been provided for on the deferred tax assets related to the Company’s investment in Waldencast Partners LP. If or when recognized, the tax benefits related to any reversal of valuation allowance will be accounted for as a reduction of income tax expense.
Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and (b) operating losses and tax credit carryforwards. The tax effects of temporary differences that give rise to portions of the deferred tax assets and deferred tax liabilities as of December 31, 2022 (Successor Period) and December 31, 2021 (Predecessor Period) are presented below:

	As of December 31,	As of December 31,
	2022	2021
		(As Restated)
(In thousands)	Successor	Predecessor
Deferred tax assets:
Accrued interest to foreign related parties	$1,660	$581
Lease liability	2,434	—
Intangibles	—	4,108
Formation costs	1,509	1,629
Net operating losses	13,117	4,995
Inventory reserve	1,731	81
Transaction costs	—	1,358
Other temporary differences	646	1,148
Accrued compensation	1,377	831
R&D tax credits	379	379
Non-deductible interest carryover	3,350	1,422
Below market contract	2,373	—
Capitalized research	2,538	—
Investment in Waldencast LP	3,466	—
Total deferred tax assets	34,580	16,532
Deferred tax liabilities:
Goodwill	(285)	(2,794)
Fixed asset basis	(370)	(226)
Lease asset	(2,025)	—
Intangibles	(46,206)	—
Inventory	—	—
Total deferred tax liabilities	(48,886)	(3,020)
Net deferred tax (liabilities) assets	(14,306)	13,512
Less: valuation allowance	(7,944)	(14,060)
Net deferred tax liabilities	$(22,250)	$(548)
Net operating losses and tax credit carryforwards as of December 31, 2022 (Successor Period) and December 31, 2021 (Predecessor Period) were as follows:

	As of December 31, 2022		As of December 31, 2021
			(As Restated)
	Successor		Predecessor
(In thousands)	Amount	Expiration Year	Amount	Expiration Year
Net operating losses, federal	$50,772	Do Not Expire	$20,880	Do Not Expire
Net operating losses, state	$39,366	2039-2042	$9,772	2039-2041
Tax Credits, federal	$283	2038-2039	$283	2038-2039
Tax Credits, state	$121	Do Not Expire	$121	Do Not Expire
Pursuant to Sections 382 and 383 of the Internal Revenue Code of 1986, as amended (the “IRC”) annual use of the Company’s net operating losses (“NOLs”) and R&D credit carryforwards may be limited in the event a cumulative change in ownership of more than 50.0% occurs within a three-year period. The Company has not undergone an analysis to determine whether this limitation would apply to the utilization of the NOL carryforward. However, as the federal NOLs do not expire, the Company does not believe that any potential limitations to federal or state NOL’s, or federal credit carryforwards, if applicable, would be material to the financial statements.
The Company recognizes a tax benefit from an uncertain tax position when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits, and uncertain income tax positions must meet a more likely than not recognition threshold to be recognized. The Company recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the consolidated statements of operations and comprehensive loss. There were no unrecognized tax benefits as of December 31, 2022 (Successor Period) or December 31, 2021 (Predecessor Period). The Company does not expect material changes to its unrecognized tax benefits for the twelve month period following the reporting date.
As of December 31, 2022, (Successor Period) there were no active taxing authority examinations in any of the Company's major tax jurisdictions. The Company remains subject to examination for federal and state income tax purposes for the tax years ending 2018 through 2022 (Successor Period).
For the tax years beginning on or after January 1, 2022, the Tax Cuts and Jobs Act of 2017 eliminates the option to currently deduct R&D expenses and requires taxpayers to capitalize and amortize them over five years for research activities performed in the U.S. and 15 years for research activities performed outside the U.S. pursuant to IRC Section 174. Although Congress is considering legislation that would repeal or defer this capitalization and amortization requirement, it is not certain that this provision will be repealed or otherwise modified. If the requirement is not repealed or replaced, it will decrease our tax deduction for research and development expense in future years.